Note 4 - New Accounting Standards Issued (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of expected impact of initial application of new standards or interpretations [text block]
	December 31, 2023
	As reported	Restatement	Restated
Current liabilities	$15,986	$40,144	$56,130
Non-current liabilities	49,408	(40,144)	9,264